NOTES PAYABLE TO AND ADVANCES FROM OFFICERS AND DIRECTORS (Tables) (USD $)	12 Months Ended
Dec. 31, 2016
Notes Payable To And Advances From Officers And Directors Tables Usd
Notes payable to and advance from officers and directors

	December 31,
	2016	2015
Note payable to Earnie Blackmon, an officer and director	$28,750	$—
Note payable to Tony Verzura, an officer and director	28,750	—
Advances from officers and directors	71,008	—
Accrued wages payable to officers and directors	42,695	612,512
	$171,203	$612,512